Vista Outdoor Inc. - 10-K Receivables (Reconciliation of Allowance for Doubtful Accounts) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning of period	$ 19,354	$ 18,950	$ 14,510
Provision for credit losses	(249)	1,915	2,289
Write-off of uncollectible amounts, net of recoveries		(1,511)	(259)
Purchase accounting (Note 7)			2,410
End of period	$ 19,503	$ 19,354	$ 18,950